THE ADVISORS' INNER CIRCLE FUND

                               INVESTMENT ADVISER:
                             SAGE GLOBAL FUNDS, LLC

                                     (LOGO)
                                [GRAPHIC OMITTED]
                 America's First No Gain/No Pain Mutual Fund(R)


                                                              SEMI-ANNUAL REPORT
                                                                  APRIL 30, 1999

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 1999                                                       (Unaudited)

                                      Face       Market
                                     Amount       Value
SAGE CORPORATE BOND FUND              (000)       (000)
-------------------------------------------------------
CORPORATE BONDS (82.2%)
AIR TRANSPORTATION (1.6%)
   AMR
        9.750%, 03/15/00             $  107      $  110
                                                 ------
AUTOMOTIVE (3.7%)
   Hertz
        7.000%, 05/01/02                250         256
                                                 ------
BANKS (12.1%)
   ABN-Amro Bank NV
        7.000%, 04/01/08                100         103
   Banque Paribas-NY
        6.875%, 03/01/09                150         151
   Chase Manhattan
        7.125%, 02/01/07                100         104
   Long Island Savings Bank
        6.200%, 03/02/01                250         249
   MBNA America Bank
        6.750%, 03/15/08                250         243
                                                 ------
                                                    850
                                                 ------
BROADCASTING, NEWSPAPERS & ADVERTISING (3.8%)
   TCI Communications
        8.250%, 01/15/03                150         161
        6.875%, 02/15/06                100         104
                                                 ------
                                                    265
                                                 ------
COMPUTERS & SERVICES (1.4%)
   Oracle
        6.720%, 02/15/04                100         101
                                                 ------
ELECTRICAL SERVICES (3.8%)
   Niagara Mohawk Power
        7.750%, 05/15/06                250         265
                                                 ------
FINANCIAL SERVICES (7.2%)
   Deutsche Bank Financial
        6.700%, 12/13/06                100         102
   Dresdner Bank-New York
        6.625%, 09/15/05                100         101
   Lehman Brothers
        7.250%, 10/15/03                100         102
   Salomon Brothers
        7.125%, 08/01/99                100         101
   Salomon Smith Barney
        6.625%, 07/01/02                100         102
                                                 ------
                                                    508
                                                 ------
GAS/NATURAL GAS (10.0%)
   Columbia Gas Systems
        6.390%, 11/28/00                195         197
   Enron
        7.125%, 05/15/07                250         258
   Williams Companies
        6.500%, 11/15/02                250         248
                                                 ------
                                                    703
                                                 ------


                                     Face        Market
                                    Amount        Value
                                 (000)/Shares     (000)
-------------------------------------------------------
HOTELS & LODGING (2.9%)
   Hilton Hotels
        7.950%, 04/15/07             $  200      $  206
                                                 ------
PRINTING & PUBLISHING (8.9%)
   Harcourt General
        8.250%, 06/01/02                200         212
   Time Warner
        7.750%, 06/15/05                386         413
                                                 ------
                                                    625
                                                 ------
RAILROADS (4.1%)
   Conrail
        9.750%, 06/01/00                100         104
   Union Pacific
        7.375%, 05/15/01                 85          87
        6.000%, 09/01/03                100          98
                                                 ------
                                                    289
                                                 ------
REAL ESTATE (11.2%)
   Avalon Properties
        6.875%, 12/15/07                250         246
   Kimco Realty MTN
        6.960%, 07/16/07                250         241
   Simon DeBartolo MTN
        7.125%, 09/20/07                311         302
                                                 ------
                                                    789
                                                 ------
STEEL & STEEL WORKS (5.1%)
   Reynolds Metals
        9.375%, 06/15/99                360         361
                                                 ------
TELEPHONES & TELECOMMUNICATION (6.4%)
   Airtouch Communications
        7.125%, 07/15/01                 90          92
        7.000%, 10/01/03                100         103
   Worldcom
        6.400%, 08/15/05                250         252
                                                 ------
                                                    447
                                                 ------
TOTAL CORPORATE BONDS
   (Cost $5,831)                                  5,775
                                                 ------

PREFERRED STOCKS (11.5%)
   ABN-Amro Capital Funding Trust*    4,000         101
   ANZ Exchange Preferred Trust*      5,000         127
   Avalonbay Communities*             4,000         102
   Conseco Financing Trust*           4,000         100
   Equity Office Properties Trust*    5,000         128
   National Rural Utility*            5,000         126
   Vornado Realty Trust*              5,000         123
                                                 ------
TOTAL PREFERRED STOCKS
   (Cost $800)                                      807
                                                 ------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 1999                                                       (Unaudited)

                                     Face        Market
SAGE CORPORATE                      Amount        Value
BOND FUND (concluded)                (000)        (000)
-------------------------------------------------------
FOREIGN GOVERNMENT BOND (4.3%)
   Peoples Republic of China
        6.500%, 02/17/04             $  300      $  299
                                                 ------
TOTAL FOREIGN GOVERNMENT BOND
   (Cost $293)                                      299
                                                 ------
TOTAL INVESTMENTS (98.0%)
   (Cost $6,924)                                  6,881
                                                 ------
OTHER ASSETS AND LIABILITIES, NET (2.0%)            140
                                                 ------

NET ASSETS:
   Portfolio Shares (unlimited authorization --
     no par value) based on 710,310
     outstanding shares of beneficial interest    7,055
   Undistributed Net Investment Income               26
   Accumulated Net Realized Loss
     on Investments                                 (17)
   Net Unrealized Depreciation
     on Investments                                 (43)
                                                 ------
TOTAL NET ASSETS (100.0%)                        $7,021
                                                 ======

   Net Asset Value and Redemption
     Price Per Share                              $9.88
                                                  =====

* NON-INCOME PRODUCING SECURITY.
MTN--MEDIUM TERM NOTE

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

STATEMENT OF OPERATIONS                          THE ADVISORS' INNER CIRCLE FUND
For the six-month period ended April 30, 1999                        (Unaudited)


                                                                       SAGE
                                                                     CORPORATE
                                                                   BOND FUND (1)
                                                                   -------------
                                                                        (000)
--------------------------------------------------------------------------------
Investment Income:
   Interest .........................................................   $195

   Dividend Income...................................................     25
--------------------------------------------------------------------------------
     Total Investment Income.........................................    220
--------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees .........................................     26
   Investment Advisory Fee Waiver ...................................    (26)
   Reimbursements by Adviser.........................................    (56)
   Administrative Fees ..............................................     37
   Professional Fees ................................................     18
   Transfer Agent Fees ..............................................      9
   Printing Fees ....................................................     11
   Trustee Fees .....................................................      6
   Registration Fees ................................................      1
   Insurance and Other Fees .........................................      1
   Custodian Fees ...................................................      2
   Organizational Costs .............................................      2
--------------------------------------------------------------------------------
   Total Expenses, Net ..............................................     31
--------------------------------------------------------------------------------
       Net Investment Income ........................................    189
--------------------------------------------------------------------------------
   Net Realized Gain from Securities Sold ...........................      2
   Net Change in Unrealized Depreciation of Investment Securities ...    (90)
--------------------------------------------------------------------------------
     Net Realized and Unrealized Loss on Investments ................    (88)
--------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations .............   $101
================================================================================
(1) The Sage Corporate Bond Fund commenced operations on December 15, 1997.



    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS               THE ADVISORS' INNER CIRCLE FUND
For the six-month period ended April 30, 1999 (Unaudited) and the year ended October 31, 1998.


                                                                                                    SAGE
                                                                                                  CORPORATE
                                                                                                BOND FUND (1)
                                                                                           -----------------------
                                                                                            11/01/98     12/15/97
                                                                                           to 4/30/99   to 10/31/98
                                                                                              (000)        (000)
-------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income ..............................................................    $  189         $  253
   Net Realized Gain (Loss) from Securities Sold ......................................         2            (19)
   Net Change in Unrealized Appreciation (Depreciation) of Investment Securities ......       (90)            47
-------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting from Operations..............................       101            281
-------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income ..............................................................      (193)          (223)
-------------------------------------------------------------------------------------------------------------------
     Total Distributions...............................................................      (193)          (223)
-------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Proceeds from Shares Issued ........................................................        50          7,407
   Reinvestment of Cash Distributions .................................................       118            175
   Cost of Shares Redeemed ............................................................       (75)          (620)
-------------------------------------------------------------------------------------------------------------------
     Increase in Net Assets Derived from Capital Share Transactions ...................        93          6,962
-------------------------------------------------------------------------------------------------------------------
       Total Increase in Net Assets ...................................................         1          7,020
-------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ................................................................     7,020             --
-------------------------------------------------------------------------------------------------------------------
   End of Period ......................................................................    $7,021         $7,020
-------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Issued .............................................................................         5            746
   Issued in Lieu of Cash Distributions ...............................................        12             18
   Redeemed ...........................................................................        (8)           (63)
-------------------------------------------------------------------------------------------------------------------
   Net Increase in Share Transactions..................................................         9            701
===================================================================================================================

(1) The Sage Corporate Bond Fund commenced operations on December 15, 1997. Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                             THE ADVISORS' INNER CIRCLE FUND

For the period ended April 30, 1999 (Unaudited) and the period ended October 31.

For a share outstanding throughout each period





                                                                                                                   Ratio
          Net               Realized and                                 Net               Net                    of Net
         Asset               Unrealized  Distributions Distributions    Asset            Assets      Ratio      Investment
         Value      Net       Gains or     from Net        From         Value              End     of Expenses    Income
       Beginning Investment (Losses) on   Investment      Capital        End    Total   of Period  to Average   to Average
       of Period   Income    Securities     Income         Gains      of Period Return    (000)    Net Assets   Net Assets
       --------- ---------- ------------ ------------- -------------  --------- ------  ---------  ----------   ----------
------------------------
SAGE Corporate Bond Fund
------------------------
1999    $10.02      0.27       (0.14)       (0.27)          --         $ 9.88   1.35%+   $7,021      0.90%*       5.41%*
1998(1) $10.00      0.40       (0.02)       (0.36)          --         $10.02   3.87%    $7,020      0.90%*       5.00%*



                      Ratio
    Ratio             of Net
  of Expenses        Investment
  to Average         Income to
  Net Assets        Average Net
  (Excluding     Assets (Excluding  Portfolio
  Waivers and       Waivers and      Turnover
Reimbursements)   Reimbursements)      Rate
---------------  -----------------  ---------
     3.25%*           3.06%*          1.90%
     4.06%*           1.84%*         48.99%

 * Annualized
 + Total return is for the period indicated and has not been annualized.
(1) The SAGE Corporate Bond Fund commenced operations on December 15, 1997.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 1999                                                       (Unaudited)


1.  ORGANIZATION:
THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and a Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with nine portfolios. The financial statements herein are those of the SAGE Corporate Bond Fund (the "Fund"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

2.  SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Fund.

     SECURITY VALUATION -- Investment securities of the Fund which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Securities for which quotations are not readily available are valued at fair value using methods determined in good faith by the Board of Trustees.

     FEDERAL INCOME TAXES -- It is the Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Fund are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund on the basis of relative daily net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared monthly and are paid monthly. Any net realized capital gains are distributed at least annually.

     Distributions from net investment income and net realized capital gains are determined in accordance with the U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arise. These reclassifications have no effect on net assets or net asset value.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)        THE ADVISORS' INNER CIRCLE FUND
April 30, 1999                                                       (Unaudited)


3. ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES:
Organizational costs have been capitalized and are being amortized on a straight line basis over a period of sixty months commencing with operations. In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Portfolio will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4.  ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:
The Trust and the Administrator are parties to an Administration Agreement dated November 14, 1991, as amended and restated on May 17, 1994, under which the Administrator provides management and administrative services for an annual fee equal to the higher of $75,000, or .15% on the first $100 million; .125% on the next $100 million; and .10% on the average daily net assets over $200 million.

DST Systems Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991 as amended and restated on August 8, 1994. The Distributor receives no fees for its distribution services under this agreement.

5.  INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:
The Fund and SAGE Global Funds, LLC (the "Adviser") are parties to an Investment Advisory Agreement dated December 15, 1997 under which the Adviser receives an annual fee equal to .55% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses to not more than .90% of the average daily net assets of the Fund. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

Standard Asset Group, Inc. serves as the investment sub-adviser for the Fund pursuant to the sub advisory agreement dated December 15,1997; the sub-adviser is entitled to receive a fee which is calculated daily and paid monthly by Sage Global Funds, LLC at an annual rate of .20% of the average daily net assets of the Fund.

First Union National Bank acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

6.  INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended April 30, 1999 are as follows:

                                      SAGE CORPORATE
                                      BOND FUND (000)
                                      ---------------
Purchases
     Government ..................        $     --
     Other .......................             250
Sales
     Government ..................        $     --
     Other .......................             127

At April 30, 1999, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at April 30, 1999, are as follows:


                                      SAGE CORPORATE
                                      BOND FUND (000)
                                      ---------------
Aggregate gross unrealized
     appreciation ................        $     25
Aggregate gross unrealized
     depreciation ................             (68)
                                          --------
Net unrealized depreciation ......        $    (43)
                                          --------

                                     (LOGO)
                                <GRAPHIC OMITTED>
                   America's First No Gain/No Pain Mutual Fund
TRUST:
THE ADVISORS' INNER CIRCLE FUND

FUND:
SAGE CORPORATE BOND FUND

ADVISER:
SAGE GLOBAL FUNDS, LLC

SUB-ADVISER:
STANDARD ASSET GROUP, INC.


April 30, 1999



DISTRIBUTOR:
SEI INVESTMENTS DISTRIBUTION CO.

ADMINISTRATOR:
SEIINVESTMENTS MUTUAL
  FUNDS SERVICES

LEGAL COUNSEL:
MORGAN, LEWIS& BOCKIUS LLP

INDEPENDENT PUBLIC ACCOUNTANTS:
ARTHUR ANDERSEN LLP


SAG-F-003-03